Note 9 - Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Disclosure Text Block [Abstract]
Finite-Lived Intangible Assets, Net	$ 133,562	$ 115,126
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	26,100
Finite-Lived Intangible Assets, Amortization Expense, Year Two	21,300
Finite-Lived Intangible Assets, Amortization Expense, Year Three	19,300
Finite-Lived Intangible Assets, Amortization Expense, Year Four	18,600
Finite-Lived Intangible Assets, Amortization Expense, Year Five	15,200
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 33,100